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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Soros Fund Management LLC
Address:     888 Seventh Avenue
             New York, New York 10106

Form 13F File Number:     028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jodye M. Anzalotta
Title:         Assistant General Counsel
Phone:         212-320-5531

Signature, Place, and Date of Signing:

/s/ Jodye M. Anzalotta        New York, New York             August 14, 2012
-----------------------      --------------------            ---------------
     [Signature]                [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        1
                                                 ----------

Form 13F Information Table Entry Total:                 168
                                                 ----------

Form 13F Information Table Value Total:          $6,923,117
                                                 ----------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ------------------

     1.           028-10418                     George Soros

                                                 Soros Fund Management LLC
                                                 Form 13F Information Table
                                                Quarter ended June 30, 2012


                                                                                                         VOTING AUTHORITY
                                                   CUSIP     VALUE       SHRS OR    SH/  PUT/  INV.  OTH
ISSUER                         TITLE OF CLASS      NUMBER   (X$1000)     PRN AMT    PRN  CALL  DISC. MNG SOLE  SHARED  NONE
----------------------------   ---------------   --------- ----------  -----------  ---  ----  ----  --- ----  ------  ----
AMC NETWORKS INC               CL A              00164V103 $    1,724       48,505  SH         SOLE    1  X
ACACIA RESH CORP               ACACIA TCH COM    003881307 $  120,626    3,239,179  SH         SOLE    1  X
ADVANCE AUTO PARTS INC         COM               00751Y106 $      478        7,000  SH         SOLE    1  X
AMARIN CORP PLC                SPONS ADR NEW     023111206 $    4,338      300,000  SH         SOLE    1  X
AMYLIN PHARMACEUTICALS INC     COM               032346108 $    5,640      200,000  SH         SOLE    1  X
ANADARKO PETE CORP             COM               032511107 $   16,689      252,100  SH         SOLE    1  X
ANCESTRY COM INC               COM               032803108 $   19,271      700,000  SH         SOLE    1  X
APPLE INC                      COM               037833100 $   20,440       35,000  SH         SOLE    1  X
ARTHROCARE CORP                COM               043136100 $    1,464       50,000  SH         SOLE    1  X
ASPEN TECHNOLOGY INC           COM               045327103 $   27,082    1,169,852  SH         SOLE    1  X
ATMEL CORP                     COM               049513104 $      671      100,000  SH         SOLE    1  X
AUTOLIV INC                    COM               052800109 $    1,017       18,600  SH         SOLE    1  X
AUTOZONE INC                   COM               053332102 $      441        1,200  SH         SOLE    1  X
BIO RAD LABS INC               CL A              090572207 $    1,500       15,000  SH         SOLE    1  X
BLUEFLY INC                    COM NEW           096227301 $    8,100    6,480,070  SH         SOLE    1  X
CF INDS HLDGS INC              COM               125269100 $   13,659       70,500  SH         SOLE    1  X
CME GROUP INC                  COM               12572Q105 $    1,609        6,000  SH         SOLE    1  X
CADENCE DESIGN SYSTEM INC      NOTE 1.500%12/1   127387AF5 $  139,033  139,556,000  PRN        SOLE    1  X
CAESARS ENTMT CORP             COM               127686103 $   12,127    1,063,800  SH         SOLE    1  X
CARTER INC                     COM               146229109 $    6,575      125,000  SH         SOLE    1  X
CERADYNE INC                   NOTE 2.875%12/1   156710AA3 $   74,725   74,585,000  PRN        SOLE    1  X
CERES INC                      COM               156773103 $    8,883      981,577  SH         SOLE    1  X
CHARTER COMMUNICATIONS INC D   CL A NEW          16117M305 $  133,293    1,880,803  SH         SOLE    1  X
CHENIERE ENERGY INC            COM NEW           16411R208 $    7,373      500,200  SH         SOLE    1  X
CHURCHILL DOWNS INC            COM               171484108 $   24,216      411,912  SH         SOLE    1  X
CIENA CORP                     COM NEW           171779309 $   11,460      700,000  SH         SOLE    1  X
CIENA CORP                     NOTE 0.250% 5/0   171779AB7 $  205,500  206,377,000  PRN        SOLE    1  X
CIENA CORP                     NOTE 0.875% 6/1   171779AE1 $   30,473   35,279,000  PRN        SOLE    1  X
CLOROX CO DEL                  COM               189054109 $   48,961      675,692  SH         SOLE    1  X
COACH INC                      COM               189754104 $   17,143      293,136  SH         SOLE    1  X
COMCAST CORP NEW               CL A              20030N101 $    4,538      141,954  SH         SOLE    1  X
COMVERSE TECHNOLOGY INC        COM PAR $0.10     205862402 $   91,820   15,776,666  SH         SOLE    1  X
CONCHO RES INC                 COM               20605P101 $    1,558       18,300  SH         SOLE    1  X
CREE INC                       COM               225447101 $    1,284       50,000  SH         SOLE    1  X
CTRIP COM INTL LTD             AMERICAN DEP SHS  22943F100 $    2,179      130,000  SH         SOLE    1  X
CYMER INC                      COM               232572107 $    2,948       50,000  SH         SOLE    1  X
D R HORTON INC                 COM               23331A109 $   12,076      657,000  SH         SOLE    1  X
DAVITA INC                     COM               23918K108 $   12,080      123,000  SH         SOLE    1  X
DELTA AIR LINES INC DEL        COM NEW           247361702 $    5,475      500,000  SH         SOLE    1  X
DIGITAL RIV INC                NOTE 1.250% 1/0   25388BAB0 $    5,509    5,683,000  PRN        SOLE    1  X
DIGITAL RIV INC                NOTE 2.000%11/0   25388BAD6 $  218,574  233,146,000  PRN        SOLE    1  X
DISNEY WALT CO                 COM DISNEY        254687106 $   51,507    1,062,000  SH         SOLE    1  X
DISCOVER FINL SVCS             COM               254709108 $   12,830      371,000  SH         SOLE    1  X
DISH NETWORK CORP              CL A              25470M109 $  126,769    4,440,251  SH         SOLE    1  X
DIRECTV                        COM CL A          25490A101 $   21,991      450,453  SH         SOLE    1  X
E HOUSE CHINA HLDGS LTD        ADR               26852W103 $   11,779    2,141,705  SH         SOLE    1  X
EOG RES INC                    COM               26875P101 $   16,459      182,656  SH         SOLE    1  X
EQT CORP                       COM               26884L109 $   81,001    1,510,364  SH         SOLE    1  X
EASTMAN CHEM CO                COM               277432100 $      826       16,400  SH         SOLE    1  X
ECHOSTAR CORP                  CL A              278768106 $    2,761      104,494  SH         SOLE    1  X
ELAN PLC                       ADR               284131208 $   66,880    4,583,900  SH         SOLE    1  X
ELAN PLC                       ADR               284131208 $    4,377      300,000  SH   CALL  SOLE    1  X
EXAR CORP                      COM               300645108 $   54,200    6,666,666  SH         SOLE    1  X
EXPRESS SCRIPTS HLDG CO        COM               30219G108 $   74,756    1,339,000  SH         SOLE    1  X
EXTREME NETWORKS INC           COM               30226D106 $   29,588    8,601,186  SH         SOLE    1  X
FACEBOOK INC                   CL A              30303M102 $   10,603      341,000  SH         SOLE    1  X
FIDELITY NATIONAL FINANCIAL    CL A              31620R105 $   13,261      688,500  SH         SOLE    1  X
FINISAR CORP                   COM NEW           31787A507 $    5,984      400,000  SH         SOLE    1  X
FOCUS MEDIA HLDG LTD           SPONSORED ADR     34415V109 $    1,174       50,000  SH         SOLE    1  X
FREEPORT-MCMORAN COPPER & GO   COM               35671D857 $   13,117      385,000  SH         SOLE    1  X
GENERAL ELECTRIC CO            COM               369604103 $  178,745    8,577,000  SH         SOLE    1  X
GENERAL MTRS CO                COM               37045V100 $   19,864    1,007,300  SH         SOLE    1  X
GENERAL MTRS CO                JR PFD CNV SRB    37045V209 $   18,380      550,700  SH         SOLE    1  X
GILDAN ACTIVEWEAR INC          COM               375916103 $    6,158      223,800  SH         SOLE    1  X
GLOBAL EAGLE ACQUISITION COR   UNIT 99/99/9999   37951D201 $    2,014      200,000  SH         SOLE    1  X
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD    38045R107 $    3,528      800,000  SH   CALL  SOLE    1  X
GREEN DOT CORP                 CL A              39304D102 $   17,696      800,000  SH         SOLE    1  X
HOLOGIC INC                    COM               436440101 $    3,608      200,000  SH         SOLE    1  X
HOLOGIC INC                    FRNT 2.000%12/1   436440AA9 $  115,593  117,428,000  PRN        SOLE    1  X
HOME INNS & HOTELS MGMT INC    SPON ADR          43713W107 $    5,212      230,000  SH         SOLE    1  X
HUNTINGTON INGALLS INDS INC    COM               446413106 $    4,052      100,700  SH         SOLE    1  X
INTUITIVE SURGICAL INC         COM NEW           46120E602 $    2,492        4,500  SH         SOLE    1  X
ISHARES INC                    MSCI BRAZIL       464286400 $    2,590       50,000  SH   CALL  SOLE    1  X
ISHARES TR                     FTSE CHINA25 IDX  464287184 $   20,202      600,000  SH   CALL  SOLE    1  X
ISHARES TR                     RUSSELL 2000      464287655 $   10,355      130,000  SH   PUT   SOLE    1  X
IVANHOE MINES LTD              COM               46579N103 $    6,340      655,000  SH         SOLE    1  X
JDS UNIPHASE CORP              COM PAR $0.001    46612J507 $    7,700      700,000  SH         SOLE    1  X
JDS UNIPHASE CORP              NOTE 1.000% 5/1   46612JAD3 $  243,312  245,770,000  PRN        SOLE    1  X
JDA SOFTWARE GROUP INC         COM               46612K108 $    1,935       65,186  SH         SOLE    1  X
JOHNSON & JOHNSON              COM               478160104 $   10,472      155,000  SH         SOLE    1  X
KRAFT FOODS INC                CL A              50075N104 $   13,942      361,000  SH         SOLE    1  X
KULICKE & SOFFA INDS INC       COM               501242101 $      977      109,500  SH         SOLE    1  X
LENNAR CORP                    CL A              526057104 $   12,302      398,000  SH         SOLE    1  X
LIFE TECHNOLOGIES CORP         COM               53217V109 $    2,332       51,831  SH         SOLE    1  X
LORAL SPACE & COMMUNICATNS I   COM               543881106 $   25,911      384,724  SH         SOLE    1  X
LOWES COS INC                  COM               548661107 $   26,933      947,000  SH         SOLE    1  X
LUCENT TECHNOLOGIES INC        DBCV 2.875% 6/1   549463AH0 $  384,856  389,728,000  PRN        SOLE    1  X
MBIA INC                       COM               55262C100 $    8,648      800,000  SH         SOLE    1  X
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT    55608B105 $      503       15,106  SH         SOLE    1  X
MACYS INC                      COM               55616P104 $   26,106      760,000  SH         SOLE    1  X
MADISON SQUARE GARDEN CO       CL A              55826P100 $    3,310       88,404  SH         SOLE    1  X
MARATHON PETE CORP             COM               56585A102 $   19,439      432,739  SH         SOLE    1  X
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100 $   44,770    1,000,000  SH         SOLE    1  X
MARKET VECTORS ETF TR          JR GOLD MINERS E  57060U589 $   45,976    2,398,350  SH         SOLE    1  X
MERCURY COMPUTER SYS           COM               589378108 $   23,149    1,790,323  SH         SOLE    1  X
MICROSTRATEGY INC              CL A NEW          594972408 $   22,831      175,805  SH         SOLE    1  X
MICRON TECHNOLOGY INC          COM               595112103 $    1,262      200,000  SH         SOLE    1  X
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0   595112AH6 $  804,608  816,115,000  PRN        SOLE    1  X
MONSTER WORLDWIDE INC          COM               611742107 $   17,000    2,000,000  SH         SOLE    1  X
MOSAIC CO NEW                  COM               61945C103 $   36,663      669,519  SH         SOLE    1  X
MOTOROLA SOLUTIONS INC         COM NEW           620076307 $  115,616    2,403,161  SH         SOLE    1  X
MOTOROLA SOLUTIONS INC         COM NEW           620076307 $    6,894      143,300  SH   CALL  SOLE    1  X
NATIONAL FUEL GAS CO N J       COM               636180101 $    6,685      142,294  SH         SOLE    1  X
NEOGEN CORP                    COM               640491106 $    1,155       25,000  SH         SOLE    1  X
NETAPP INC                     COM               64110D104 $  142,427    4,476,033  SH         SOLE    1  X
NETFLIX INC                    COM               64110L106 $   13,697      200,000  SH         SOLE    1  X
NEWMONT MINING CORP            COM               651639106 $    6,064      125,000  SH         SOLE    1  X
NYMOX PHARMACEUTICAL CORP      COM               67076P102 $      251       38,400  SH         SOLE    1  X
O REILLY AUTOMOTIVE INC NEW    COM               67103H107 $      419        5,000  SH         SOLE    1  X
ORBITAL SCIENCES CORP          NOTE 2.438% 1/1   685564AN6 $  118,929  119,527,000  PRN        SOLE    1  X
OWENS CORNING NEW              COM               690742101 $    2,212       77,500  SH         SOLE    1  X
PARAMETRIC TECHNOLOGY CORP     COM NEW           699173209 $    7,336      350,000  SH         SOLE    1  X
PEPSICO INC                    COM               713448108 $   63,065      892,500  SH         SOLE    1  X
PFIZER INC                     COM               717081103 $   12,385      538,457  SH         SOLE    1  X
PLAINS EXPL& PRODTN CO         COM               726505100 $   20,225      574,897  SH         SOLE    1  X
POTASH CORP SASK INC           COM               73755L107 $   10,486      240,000  SH         SOLE    1  X
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104 $   12,832      200,000  SH   PUT   SOLE    1  X
QUALCOMM INC                   COM               747525103 $   33,686      605,000  SH         SOLE    1  X
QUANTUM CORP                   NOTE 3.500%11/1   747906AG0 $  128,824  130,980,000  PRN        SOLE    1  X
RF MICRODEVICES INC            NOTE 1.000% 4/1   749941AJ9 $   33,535   33,810,000  PRN        SOLE    1  X
ROVI CORP                      NOTE 2.625% 2/1   779376AB8 $   84,074   87,039,000  PRN        SOLE    1  X
SPDR S&P 500 ETF TR            TR UNIT           78462F103 $    4,683       34,369  SH         SOLE    1  X
SPDR S&P 500 ETF TR            TR UNIT           78462F103 $   32,705      240,000  SH   CALL  SOLE    1  X
SPDR S&P 500 ETF TR            TR UNIT           78462F103 $  114,195      838,000  SH   PUT   SOLE    1  X
SPDR GOLD TRUST                GOLD SHS          78463V107 $  137,251      884,400  SH         SOLE    1  X
SPDR SERIES TRUST              S&P RETAIL ETF    78464A714 $   11,806      200,000  SH   PUT   SOLE    1  X
SPDR SERIES TRUST              S&P METALS MNG    78464A755 $   14,504      350,000  SH         SOLE    1  X
SPDR SERIES TRUST              S&P BK ETF        78464A797 $    3,306      150,000  SH         SOLE    1  X
SANDISK CORP                   NOTE 1.000% 5/1   80004CAC5 $  262,654  266,232,000  PRN        SOLE    1  X
SELECT SECTOR SPDR TR          SBI HEALTHCARE    81369Y209 $    1,900       50,000  SH         SOLE    1  X
SELECT SECTOR SPDR TR          SBI CONS DISCR    81369Y407 $   13,134      300,000  SH   PUT   SOLE    1  X
SHUTTERFLY INC                 COM               82568P304 $   77,531    2,526,272  SH         SOLE    1  X
SKULLCANDY INC                 COM               83083J104 $    8,844      625,000  SH         SOLE    1  X
SOUTHWEST AIRLS CO             COM               844741108 $   10,280    1,115,000  SH         SOLE    1  X
SPREADTRUM COMMUNICATIONS IN   ADR               849415203 $   26,475    1,500,000  SH         SOLE    1  X
STEEL DYNAMICS INC             COM               858119100 $    4,297      366,680  SH         SOLE    1  X
SUNTRUST BKS INC               COM               867914103 $   57,304    2,365,000  SH         SOLE    1  X
TAKE-TWO INTERACTIVE SOFTWAR   COM               874054109 $    7,840      828,804  SH         SOLE    1  X
TASMAN METALS ORD (CVE)        COM               87652B103 $    2,389    1,666,666  SH         SOLE    1  X
TEMPUR PEDIC INTL INC          COM               88023U101 $    3,251      139,000  SH         SOLE    1  X
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209 $      986       25,000  SH         SOLE    1  X
THOMPSON CREEK METALS CO INC   COM               884768102 $      992      311,000  SH         SOLE    1  X
TIME WARNER CABLE INC          COM               88732J207 $      377        4,586  SH         SOLE    1  X
U S AIRWAYS GROUP INC          COM               90341W108 $   17,169    1,288,000  SH         SOLE    1  X
UNITED CONTL HLDGS INC         COM               910047109 $    6,083      250,000  SH         SOLE    1  X
UNITED STATES OIL FUND LP      UNITS             91232N108 $   21,638      680,000  SH   CALL  SOLE    1  X
UNITEDHEALTH GROUP INC         COM               91324P102 $    2,925       50,000  SH         SOLE    1  X
UNWIRED PLANET INC NEW         COM               91531F103 $   13,800    6,000,000  SH         SOLE    1  X
VERTEX PHARMACEUTICALS INC     COM               92532F100 $    6,263      112,000  SH         SOLE    1  X
VIACOM INC NEW                 CL B              92553P201 $   23,510      500,000  SH   PUT   SOLE    1  X
VANCEINFO TECHNOLOGIES INC     ADR               921564100 $    1,437      150,000  SH         SOLE    1  X
VISTEON CORP                   COM NEW           92839U206 $   15,722      419,250  SH         SOLE    1  X
VIVUS INC                      COM               928551100 $    4,281      150,000  SH         SOLE    1  X
WAL-MART STORES INC            COM               931142103 $  336,873    4,831,800  SH         SOLE    1  X
WEBMD HEALTH CORP              NOTE 2.250% 3/3   94770VAH5 $  261,827  279,530,000  PRN        SOLE    1  X
WESTPORT INNOVATIONS INC       COM NEW           960908309 $  151,944    4,134,546  SH         SOLE    1  X
XYLEM INC                      COM               98419M100 $    9,095      361,328  SH         SOLE    1  X
CREDICORP LTD                  COM               G2519Y108 $    6,458       51,300  SH         SOLE    1  X
DELPHI AUTOMOTIVE PLC          SHS               G27823106 $   21,174      830,341  SH         SOLE    1  X
ENSCO PLC                      SHS CLASS A       G3157S106 $   10,968      233,500  SH         SOLE    1  X
GASLOG LTD                     COM               G37585109 $      860       84,758  SH         SOLE    1  X
ROWAN COMPANIES PLC            SHS CL A          G7665A101 $    5,341      165,200  SH         SOLE    1  X
XYRATEX LTD                    COM               G98268108 $      510       45,100  SH         SOLE    1  X
ADECOAGRO S A                  COM               L00849106 $  232,787   25,385,678  SH         SOLE    1  X
CHECK POINT SOFTWARE TECH LT   ORD               M22465104 $    7,439      150,000  SH         SOLE    1  X
CLICKSOFTWARE TECHNOLOGIES L   ORD               M25082104 $   20,528    2,537,427  SH         SOLE    1  X
CORE LABORATORIES N V          COM               N22717107 $    1,008        8,700  SH         SOLE    1  X
AVAGO TECHNOLOGIES LTD         SHS               Y0486S104 $    1,795       50,000  SH         SOLE    1  X


Total Fair Market Value (in thousands)                     $6,923,117


The following investment managers that are required to file a report pursuant to
Section 13 (f) of the Securities and Exchange Act of 1934 ("Section 13 (f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager, and certain limited partnerships in which such accounts are directly or indirectly partners, and such managers will report such positions on their reports:

028-12922 Algebris Investments (UK) LLP
028-14061 Bristol Investment Partners LLC
028-12212 Discovery Capital Management, LLC
028-11106 EAC Management LP
028-11685 Goodman & Company, Investment Counsel Ltd.
028-06256 Martin Currie Investment Management Ltd.
028-10804 RR Partners LP
028-05395 Select Equity Group, Inc.